Equity-Accounted Investments - Other - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 02, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Investment in and advances to equity-accounted joint ventures	$ 1,094,596	$ 1,037,726
Long-term debt	1,797,992	1,791,226
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity-accounted joint ventures	$ 1,094,596	1,037,726
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
RasGas 3 Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Investment in and advances to equity-accounted joint ventures	$ 122,550	174,646
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	60.00%
Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Long-term debt	$ 42,500	45,000
Excelsior Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity-accounted joint ventures	$ 51,700
Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Long-term debt	$ 239,600	256,100
Angola LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Investment in and advances to equity-accounted joint ventures	$ 74,775	65,644
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Yamal LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Investment in and advances to equity-accounted joint ventures	$ 193,774	152,702
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%		30.00%
Bahrain LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%
Investment in and advances to equity-accounted joint ventures	$ 77,706	63,933
Excalibur and Excelsior Joint Ventures
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Excalibur and Excelsior Joint Ventures | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity-accounted joint ventures	$ 79,915	$ 79,577
Excalibur and Excelsior Joint Ventures | Exmar
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%